Preferred stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Issuance costs		$ 0.5	$ 0.3	$ 0.4
Series A and A-1 Preferred Stock
Class of Stock [Line Items]
Sale of stock, price per share (in dollars per share)					$ 0.50394
Proceeds					$ 13.0
Dividend rate (in dollars per share)	$ 0.04032
Series A Preferred stock
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)					10,907,993
Series A-1 Preferred stock
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)					14,888,608
Series B Preferred stock
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)					21,381,446
Sale of stock, price per share (in dollars per share)					$ 1.63693
Proceeds					$ 35.0
Dividend rate (in dollars per share)	0.13090
Series C Preferred stock
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)				39,431,582
Sale of stock, price per share (in dollars per share)				$ 4.06185
Proceeds				$ 160.2
Dividend rate (in dollars per share)	0.32495
Series D Preferred stock
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		9,923,792	42,910,925
Sale of stock, price per share (in dollars per share)		$ 4.53456	$ 4.53456
Proceeds		$ 45.0	$ 194.6
Dividend rate (in dollars per share)	$ 0.36276